SMALLCAP World Fund®
Investment portfolio
December 31, 2021
unaudited
Common stocks 92.81% Information technology 21.25%	Shares	Value (000)
MongoDB, Inc., Class A1	1,500,294	$794,181
RingCentral, Inc., Class A1	3,508,555	657,328
Wolfspeed, Inc.[1]	5,287,678	591,004
eMemory Technology, Inc.[2]	6,077,334	481,055
Smartsheet, Inc., Class A1	5,463,474	423,146
ALTEN SA, non-registered shares[2]	2,114,865	381,632
Globant SA1	1,093,567	343,478
Nordic Semiconductor ASA[1]	9,271,915	313,326
Kulicke and Soffa Industries, Inc.[2]	4,982,121	301,618
Silergy Corp.	1,640,456	297,947
Ceridian HCM Holding, Inc.[1]	2,851,343	297,851
VisEra Technologies Co., Ltd.[3,4]	11,090,000	185,805
VisEra Technologies Co., Ltd.	3,774,800	73,539
Netcompany Group AS, non-registered shares	2,303,700	248,461
Sinch AB1	18,925,710	241,069
Keywords Studios PLC[2]	6,039,907	240,518
EPAM Systems, Inc.[1]	355,483	237,623
Tanla Platforms, Ltd.[2]	9,190,777	232,843
SHIFT, Inc.[1,2]	1,121,100	232,543
Alteryx, Inc., Class A1	3,473,276	210,133
Money Forward, Inc.[1,2]	3,345,104	201,235
Paycom Software, Inc.[1]	476,750	197,942
Net One Systems Co., Ltd.[2]	6,879,958	185,411
Dexerials Corp.[2]	5,019,100	181,295
Novanta, Inc.[1]	1,011,187	178,303
Network International Holdings PLC[1,2]	43,999,813	174,022
AvidXchange Holdings, Inc.[1,2,3,5,6]	8,638,192	120,985
AvidXchange Holdings, Inc.[1,2,6]	3,493,175	52,607
MKS Instruments, Inc.	964,988	168,072
Global Unichip Corp.[2]	7,626,000	161,522
Rapid7, Inc.[1]	1,345,069	158,301
Endava PLC, Class A (ADR)[1]	921,921	154,809
Softcat PLC	6,259,035	152,833
Fabrinet, non-registered shares[1]	1,278,031	151,408
Nagarro SE1	648,468	149,133
Megaport, Ltd.[1,2,6]	11,040,000	149,077
Teradata Corp.[1]	3,454,835	146,727
SUMCO Corp.[6]	7,001,074	142,967
Vitec Software Group AB, Class B	2,228,800	137,385
CDW Corp.	650,000	133,107
Dye & Durham, Ltd.[2]	3,731,197	132,382
Okta, Inc., Class A1	581,800	130,422
LEM Holding SA	46,070	128,422
Extreme Networks, Inc.[1,2,6]	8,157,697	128,076
Viavi Solutions, Inc.[1]	7,120,108	125,456
Bottomline Technologies (DE), Inc.[1]	2,192,300	123,799
SMALLCAP World Fund — Page 1 of 29

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Qorvo, Inc.[1]	741,404	$115,948
Paymentus Holdings, Inc., Class A1,6	3,270,911	114,416
Bytes Technology Group PLC[2]	14,832,601	113,935
PAR Technology Corp.[1,2,6]	2,140,057	112,931
Halma PLC	2,521,862	109,231
EVERTEC, Inc.	2,131,730	106,544
Euronet Worldwide, Inc.[1]	893,216	106,445
MACOM Technology Solutions Holdings, Inc.[1]	1,342,000	105,079
BE Semiconductor Industries NV	1,225,958	104,709
Crayon Group Holding ASA[1,2]	4,955,713	102,980
Coforge, Ltd.	1,297,186	102,789
Appfolio, Inc., Class A1	832,156	100,741
ON Semiconductor Corp.[1]	1,477,850	100,376
Kingdee International Software Group Co., Ltd.[1]	31,106,093	95,741
Avaya Holdings Corp.[1,2]	4,739,700	93,846
Computer Age Management Services, Ltd.[2]	2,568,181	92,110
DoubleVerify Holdings, Inc.[1]	2,760,000	91,853
INFICON Holding AG	61,865	90,842
Nuvei Corp., subordinate voting shares[1]	1,400,000	90,755
Comet Holding AG	245,477	90,653
91APP, Inc.[1,2]	9,459,000	90,258
SINBON Electronics Co., Ltd.	8,747,000	89,787
Kainos Group PLC	3,457,704	89,719
Lightspeed Commerce, Inc., subordinate voting shares[1]	1,597,219	64,576
Lightspeed Commerce, Inc., subordinate voting shares (CAD denominated)[1]	580,600	23,445
Asana, Inc., Class A1	1,143,142	85,221
Gitlab, Inc., Class B1,3,5	1,044,048	82,657
Hamamatsu Photonics KK	1,289,450	82,279
Alarm.com Holdings, Inc.[1]	951,000	80,654
Olo, Inc., Class A1	3,870,830	80,552
GB Group PLC	7,932,428	79,292
Concentrix Corp.	428,914	76,613
Elastic NV, non-registered shares[1]	618,500	76,131
JustSystems Corp.	1,617,921	75,671
Ideagen PLC[2]	20,183,901	75,130
Cvent Holding Corp.[1,3,5]	9,655,200	74,939
Vanguard International Semiconductor Corp.	13,107,394	74,853
Semtech Corp.[1]	837,100	74,443
JFrog, Ltd.[1]	2,474,730	73,499
Softline Holding PLC (GDR)[1,2,5]	10,650,000	73,378
Softline Holding PLC (GDR)[1,2]	9,996	69
Advanced Energy Industries, Inc.	780,511	71,073
Unimicron Technology Corp.	8,238,000	68,781
Reply SpA	337,320	68,628
Appier Group, Inc.[1,2,6]	5,920,100	68,604
Silicon Laboratories, Inc.[1]	324,000	66,880
Aspen Technology, Inc.[1]	417,000	63,467
Topicus.com, Inc., subordinate voting shares[1]	689,053	63,243
Cognex Corp.	800,000	62,208
BlackLine, Inc.[1]	595,000	61,606
Pegasystems, Inc.	542,025	60,609
Expensify, Inc., Class A1,6	1,376,733	60,576
Zuken, Inc.[2]	1,861,300	59,870
Clear Secure, Inc., Class A1,6	1,882,666	59,059
Avalara, Inc.[1]	451,914	58,347
SMALLCAP World Fund — Page 2 of 29

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Repay Holdings Corp., Class A1	3,189,000	$58,263
Computer Services, Inc.	1,084,411	57,691
Nayax, Ltd.[1]	15,122,000	54,380
Bentley Systems, Inc., Class B	1,105,500	53,429
Aixtron SE	2,434,518	49,530
SimCorp AS	443,250	48,505
NCR Corp.[1]	1,204,100	48,405
OVH Groupe SAS[1]	1,666,110	48,180
Thoughtworks Holding, Inc.[1,3,5]	1,975,506	47,667
Trimble, Inc.[1]	530,000	46,211
Maruwa Co., Ltd.	323,400	45,826
Digital Turbine, Inc.[1]	749,151	45,691
Boku, Inc.[1,2,5]	20,461,639	45,560
Bechtle AG, non-registered shares	617,463	44,246
Insight Enterprises, Inc.[1]	413,000	44,026
ams AG, non-registered shares[1]	2,396,900	43,653
LPKF Laser & Electronics AG, non-registered shares[2,6]	1,959,515	43,592
Copperleaf Technologies, Inc.[1,6]	2,257,300	42,560
Flex, Ltd.[1]	2,291,735	42,007
Unifiedpost Group SA1,2	2,420,279	41,222
Disco Corp.	131,500	40,183
Cherry AG1,2	1,409,348	39,953
Accton Technology Corp.	4,009,000	37,674
Coveo Solutions, Inc.[1,6]	2,866,666	37,393
Truecaller AB, Class B1	2,946,064	37,102
Hennge KK1,2,6	2,118,000	35,684
Paylocity Holding Corp.[1]	150,000	35,424
Anaplan, Inc.[1]	764,193	35,038
Perficient, Inc.[1]	269,208	34,806
CMC Materials, Inc.	175,355	33,614
Nemetschek SE	249,687	32,065
NHN KCP Corp.	1,254,551	32,030
Jamf Holding Corp.[1,6]	829,599	31,533
SmartCraft ASA, Class A1,2	13,349,780	30,924
FDM Group (Holdings) PLC	1,760,000	30,302
Linklogis, Inc., Class B1	32,151,500	30,100
Adesso SE, non-registered shares	121,762	28,973
eCloudvalley Digital Technology Co., Ltd.[2]	3,003,174	28,711
Zendesk, Inc.[1]	273,000	28,471
Dock, Ltd.[1,2,3,4,7]	4,318,937	27,080
ExaWizards, Inc.[1,3,5,6]	3,478,200	26,491
Vontier Corp.	850,000	26,120
Agora, Inc. (ADR)[1]	1,542,000	24,996
GlobalWafers Co., Ltd.	777,000	24,939
LiveRamp Holdings, Inc.[1]	511,565	24,530
CI&T, Inc., Class A1	2,000,000	23,780
Alkami Technology, Inc.[1]	1,167,053	23,411
CCC Intelligent Solutions Holdings, Inc.[1,6]	2,048,895	23,337
Yeahka, Ltd.[1,6]	6,991,400	23,133
WeCommerce Holdings Ltd., Class A1,2,6	2,063,200	21,758
Zebra Technologies Corp., Class A1	36,300	21,606
BigCommerce Holdings, Inc., Series 1[1]	610,000	21,576
Tokai Carbon Korea Co., Ltd.	170,000	21,237
Smaregi, Inc.[1,2,6]	1,129,200	21,057
Duck Creek Technologies, Inc.[1]	694,904	20,924
SMALLCAP World Fund — Page 3 of 29

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
WuXi Xinje Electric Co., Ltd., Class A1	2,755,858	$20,587
Appen, Ltd.[6]	2,500,000	20,299
Renishaw PLC	305,400	19,759
GMO Payment Gateway, Inc.	153,000	19,087
Lime Technologies AB	500,526	19,066
Venustech Group, Inc., Class A	4,107,547	18,387
MotorK, Ltd.[1,2,6]	2,300,000	18,330
CS Disco, Inc.[1]	499,818	17,868
EcoOnline Holding AS1,6	7,614,050	17,720
Fortnox AB	265,947	17,217
Pushpay Holdings, Ltd.[1]	17,654,124	15,961
Blend Labs, Inc., Class A1,6	2,136,882	15,685
SpiderPlus & Co.[1]	1,342,000	15,481
Atea ASA	820,000	15,270
LandMark Optoelectronics Corp.	2,040,000	14,489
OneConnect Financial Technology Co., Ltd. (ADR)[1]	5,859,432	14,473
SailPoint Technologies Holdings, Inc.[1]	286,700	13,859
BasWare OYJ[1]	384,200	13,232
Maxlinear, Inc.[1]	171,490	12,929
Fair Isaac Corp.[1]	29,100	12,620
Patreon, Inc., Class B1,3,4,7	189,951	10,637
AAC Technologies Holdings, Inc.	2,629,000	10,384
Mensch und Maschine Software SE	96,000	7,268
Plaid, Inc.[1,6]	358,200	6,648
Foursquare Labs, Inc., Series A1,3,4,5,7	1,970,385	6,561
Yotpo, Ltd.[1,3,4,5,7]	2,620,102	5,763
nCino, Inc.[1,6]	83,750	4,595
BASE, Inc.[1,6]	589,700	3,158
908 Devices, Inc.[1,6]	112,500	2,910
Pexip Holding ASA[1]	617,618	2,875
		17,468,556
Industrials 18.74%
IMCD NV2	3,216,090	712,898
NIBE Industrier AB, Class B	40,800,276	617,454
Saia, Inc.[1,2]	1,466,641	494,302
BayCurrent Consulting, Inc.[2]	1,228,100	475,097
Diploma PLC[2]	9,962,226	454,963
VAT Group AG	892,833	445,241
Wizz Air Holdings PLC[1,2]	5,892,960	334,052
Armstrong World Industries, Inc.[2]	2,647,809	307,464
BELIMO Holding AG	459,465	292,460
Interpump Group SpA	3,880,325	284,724
Visional, Inc.[1,2]	2,912,800	245,877
Nolato AB, Class B	19,158,776	228,772
Spirax-Sarco Engineering PLC	1,035,200	224,892
Stericycle, Inc.[1]	3,689,298	220,030
Comfort Systems USA, Inc.[2]	2,166,379	214,342
Nihon M&A Center Holdings, Inc.	8,644,260	211,992
Carel Industries SpA[2]	6,904,814	209,106
Havells India, Ltd.	11,010,155	206,915
Boyd Group Services, Inc.[2,6]	1,276,373	201,423
Arcosa, Inc.[2]	3,548,940	187,029
Regal Rexnord Corp.	1,087,715	185,107
Marel hf.	27,276,166	183,882
SMALLCAP World Fund — Page 4 of 29

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Matson, Inc.	1,974,000	$177,719
Zurn Water Solutions Corp.[6]	4,878,500	177,577
Willscot Mobile Mini Holdings Corp., Class A1	4,261,988	174,060
International Container Terminal Services, Inc.	44,009,076	172,610
Simpson Manufacturing Co., Inc.	1,220,414	169,723
Instalco AB2	3,457,000	166,189
Japan Airport Terminal Co., Ltd.	3,864,160	161,245
Chart Industries, Inc.[1]	983,500	156,858
Vicor Corp., Class A1	1,205,068	153,020
ManpowerGroup, Inc.	1,500,000	145,995
Harmonic Drive Systems, Inc.[6]	3,318,550	140,208
Johns Lyng Group, Ltd.[2,6]	20,594,836	136,802
TFI International, Inc. (CAD denominated)	1,130,000	126,735
TFI International, Inc.	68,200	7,646
Japan Elevator Service Holdings Co., Ltd.[2]	7,100,154	132,584
Montrose Environmental Group, Inc.[1,2]	1,880,082	132,565
Kadant, Inc.	567,165	130,720
Alfen NV1,2,6	1,280,554	128,661
Lifco AB, Class B	4,195,000	125,671
TransDigm Group, Inc.[1]	190,000	120,893
Masco Corp.	1,625,000	114,107
MonotaRO Co., Ltd.[6]	6,326,000	114,003
Graco, Inc.	1,374,000	110,772
Generac Holdings, Inc.[1]	301,404	106,070
TechnoPro Holdings, Inc.	3,401,300	103,195
Montana Aerospace AG1	2,772,283	102,987
AirTAC International Group[1]	2,783,590	102,623
Aalberts NV, non-registered shares	1,518,000	100,687
Cleanaway Waste Management, Ltd.	42,502,998	96,789
EnPro Industries, Inc.	875,976	96,419
Sweco AB, Class B, non-registered shares	5,093,702	95,942
IDEX Corp.	402,700	95,166
ESCO Technologies, Inc.	1,056,182	95,046
Watsco, Inc.	300,000	93,864
Atlas Corp.[6]	6,500,000	92,170
Marlowe PLC[1,2,6]	6,611,160	91,275
Haitian International Holdings, Ltd.	32,569,000	90,428
ITM Power PLC[1,6]	16,694,318	89,031
Kingspan Group PLC	724,000	86,549
Sun Country Airlines Holdings, Inc.[1,2]	3,129,018	85,266
Zhejiang Weixing New Building Materials Co., Ltd., Class A	21,925,951	83,667
First Advantage Corp.[1]	4,389,650	83,579
DL E&C Co., Ltd.[1]	831,731	83,261
Quess Corp., Ltd.	6,907,615	79,576
Trinity Industries, Inc.	2,513,238	75,900
Ceres Power Holdings PLC[1]	5,625,195	75,873
easyJet PLC[1]	10,027,084	75,461
Interface, Inc.[2]	4,721,060	75,301
Addtech AB, Class B	3,093,403	73,944
Woodward, Inc.	649,000	71,040
SK, Inc.	332,795	70,268
Fasadgruppen Group AB2	3,610,300	68,081
Hefei Meyer Optoelectronic Technology, Inc., Class A	11,400,472	67,007
Driven Brands Holdings, Inc.[1]	1,983,000	66,668
Resideo Technologies, Inc.[1]	2,527,864	65,800
SMALLCAP World Fund — Page 5 of 29

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
DO & CO AG, non-registered shares[1,2,6]	779,520	$65,763
Builders FirstSource, Inc.[1]	760,228	65,159
Shoals Technologies Group, Inc., Class A1	2,635,961	64,054
Controladora Vuela Compañía de Aviación, SAB de CV, ordinary participation certificates, Class A (ADR)[1]	2,277,800	40,932
Controladora Vuela Compañía de Aviación, SAB de CV, ordinary participation certificates, Class A1,6	10,781,100	19,345
Textron, Inc.	780,000	60,216
Melrose Industries PLC	27,747,591	60,055
FTI Consulting, Inc.[1]	390,600	59,926
Cargotec OYJ, Class B, non-registered shares	1,194,200	59,605
John Bean Technologies Corp.	382,223	58,694
RWS Holdings PLC	6,400,000	56,308
Astral, Ltd.	1,784,112	54,765
Centre Testing International Group Co., Ltd.	12,715,436	53,608
Kajaria Ceramics, Ltd.	3,014,772	52,315
Waste Connections, Inc.	380,000	51,783
Indutrade AB	1,653,822	50,734
Howden Joinery Group PLC	4,143,379	50,542
CSW Industrials, Inc.	415,719	50,244
Kratos Defense & Security Solutions, Inc.[1]	2,554,142	49,550
Volution Group PLC	6,564,600	49,137
APM Human Services International, Ltd.[1,6]	23,661,959	49,063
ACV Auctions, Inc., Class A1	2,491,341	46,937
Copa Holdings, SA, Class A1	539,000	44,554
Midac Holdings Co., Ltd.[1,6]	1,245,600	44,072
Advanced Drainage Systems, Inc.	323,056	43,978
Meggitt PLC[1]	4,396,800	43,920
AFRY AB, Class B	1,553,500	43,839
Guangzhou Baiyun International Airport Co., Ltd., Class A	21,926,503	41,491
XP Power, Ltd.	583,458	40,277
KEI Industries, Ltd.[1]	2,545,179	39,993
The AZEK Co., Inc., Class A1	864,400	39,970
LIXIL Corp.	1,483,100	39,518
CoStar Group, Inc.[1]	500,000	39,515
Pegasus Hava Tasimaciligi AS1,2	6,057,223	38,896
Troax Group AB	747,300	38,332
Cummins India, Ltd.	3,000,000	38,009
G R Infraprojects, Ltd.[1]	1,461,700	34,242
Voltronic Power Technology Corp.	610,000	34,064
Vestum AB1	5,829,000	33,395
CTEK AB1,6	1,491,500	33,358
Rumo SA1	10,443,335	33,299
Granite Construction, Inc.	827,000	32,005
Barrett Business Services, Inc.[2]	442,000	30,524
UFP Industries, Inc.	301,905	27,778
Sulzer AG1	281,589	27,766
InPost SA1	2,286,760	27,592
Upwork Inc.[1]	777,246	26,551
Air Lease Corp., Class A	569,300	25,180
IAA, Inc.[1]	491,500	24,880
Grafton Group PLC	1,437,900	23,997
Grupa Pracuj SA1	1,300,000	23,392
SIS, Ltd.[1]	3,773,561	23,349
MDA, Ltd.[1]	3,000,900	22,537
Munters Group AB	2,806,200	21,723
SMALLCAP World Fund — Page 6 of 29

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Sdiptech AB, Class B1	408,749	$21,328
Froy ASA[1,6]	3,581,100	21,145
BWX Technologies, Inc.	437,000	20,924
Archer Aviation, Inc., Class A1	3,134,336	18,931
Einride AB1,2,3,4,7	391,089	18,701
INVISIO Communications AB	950,000	17,221
Oshkosh Corp.	150,000	16,906
Green Landscaping Group AB1	1,644,000	16,010
Azelio AB1,6	5,786,000	15,214
Pyrum Innovations AG1	128,340	14,865
Mersen SA	337,489	14,178
Sitowise Group PLC[1,6]	1,530,182	14,024
Lilium NV, Class A1,6	1,960,000	13,583
Coor Service Management Holding AB	1,450,000	13,262
Interroll Holding AG	2,650	11,938
Fluidra, SA, non-registered shares	295,000	11,822
Ventia Services Group Pty, Ltd.[1]	7,954,000	11,574
Otonomo Technologies, Ltd.[1,6]	2,800,000	11,452
Boa Vista Servicos SA	4,878,900	5,256
Hexagon Purus ASA[1,6]	1,882,351	4,617
Kornit Digital, Ltd.[1]	19,800	3,015
Nitto Boseki Co., Ltd.	108,900	2,788
Momentus, Inc., Class A1	477,529	1,996
CG Power and Industrial Solutions, Ltd.[1]	278,723	729
		15,405,528
Consumer discretionary 16.38%
Evolution AB	6,340,315	902,472
TopBuild Corp.[1,2]	2,011,168	554,901
Floor & Decor Holdings, Inc., Class A1	4,124,900	536,278
YETI Holdings, Inc.[1,2]	6,054,875	501,525
Helen of Troy, Ltd.[1,2]	1,930,206	471,877
Tube Investments of India, Ltd.[2]	15,422,242	364,064
IDP Education, Ltd.	11,816,861	297,898
Dollarama, Inc.	5,010,000	250,748
Watches of Switzerland Group PLC[1,2]	12,647,444	243,089
Thor Industries, Inc.	2,315,800	240,311
Entain PLC[1]	8,978,173	204,525
Kindred Group PLC (SDR)[2]	16,529,940	197,016
Auction Technology Group PLC[1,2]	9,570,000	196,375
Pool Corp.	337,600	191,082
Warby Parker, Inc., Class A1,6	4,018,642	187,108
Wyndham Hotels & Resorts, Inc.	2,046,494	183,468
Momo.com, Inc.	2,997,717	176,069
Five Below, Inc.[1]	804,402	166,423
Food & Life Companies, Ltd.	4,332,900	163,854
Coursera, Inc.[1]	6,436,059	157,297
Domino’s Pizza Group PLC[2]	24,475,815	151,997
Everi Holdings, Inc.[1,2]	7,048,606	150,488
Moncler SpA	2,015,000	146,867
Leslie’s, Inc.[1]	6,194,521	146,562
Adient PLC[1]	3,009,000	144,071
MIPS AB	1,035,200	135,984
Scientific Games Corp.[1]	2,004,204	133,941
KB Home	2,957,918	132,308
SMALLCAP World Fund — Page 7 of 29

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Inchcape PLC	10,375,900	$127,733
Lennar Corp., Class A	1,058,458	122,951
Lennar Corp., Class B	21,169	2,024
Bajaj Electricals, Ltd.[1,2]	7,218,607	124,711
Mattel, Inc.[1]	5,700,000	122,892
WH Smith PLC[1]	5,697,600	114,137
DraftKings, Inc., Class A1	4,106,126	112,795
Williams-Sonoma, Inc.	658,000	111,288
Bafang Electric (Suzhou) Co., Ltd., Class A	3,058,340	108,257
Salvatore Ferragamo SpA[1]	4,163,958	106,807
BHG Group AB1,2	9,905,000	104,627
Jiumaojiu International Holdings, Ltd.	59,247,000	104,095
Porch Group, Inc.[1,2,6]	6,412,252	99,967
Domino’s Pizza, Inc.	176,500	99,604
Mercari, Inc.[1]	1,930,000	98,320
Kontoor Brands, Inc.	1,910,000	97,887
Frontdoor, Inc.[1]	2,566,763	94,072
Cary Group AB1,2	7,857,142	93,212
Musti Group OYJ[2]	2,626,737	92,587
Hilton Grand Vacations, Inc.[1]	1,744,923	90,928
Basic-Fit NV1,6	1,895,318	90,628
Thule Group AB	1,445,800	87,680
Snow Peak, Inc.[2,6]	3,050,800	84,339
Games Workshop Group PLC	600,400	81,023
Etsy, Inc.[1]	366,850	80,318
Asbury Automotive Group, Inc.[1]	464,691	80,266
Wayfair, Inc., Class A1,6	416,000	79,028
SSP Group PLC[1]	23,794,132	77,328
Dr. Martens PLC[1]	13,072,600	75,732
Century Communities, Inc.	911,000	74,511
Levi Strauss & Co., Class A	2,950,000	73,838
Arco Platform, Ltd., Class A1,6	3,519,026	73,512
Nien Made Enterprise Co., Ltd.	4,920,000	73,355
China MeiDong Auto Holdings, Ltd.	14,024,000	72,300
DESCENTE, Ltd.[1]	1,960,800	72,190
Pets at Home Group PLC	11,411,100	71,822
MakeMyTrip, Ltd., non-registered shares[1]	2,552,181	70,721
Xometry, Inc., Class A1,6	1,378,500	70,648
Norwegian Cruise Line Holdings, Ltd.[1,6]	3,397,628	70,467
RVRC Holding AB2	6,034,800	69,924
Golden Entertainment, Inc.[1]	1,368,200	69,135
Jumbo SA	4,771,161	68,443
Skechers USA, Inc., Class A1	1,550,000	67,270
Six Flags Entertainment Corp.[1]	1,514,000	64,466
B&M European Value Retail SA	7,408,252	63,574
Bright Horizons Family Solutions, Inc.[1]	472,199	59,440
MADE.com Group PLC[1,2,6]	31,119,580	58,971
Toll Brothers, Inc.	812,633	58,827
M.D.C. Holdings, Inc.	1,044,930	58,338
Traeger, Inc.[1,6]	4,702,640	57,184
Cairn Homes PLC[2]	43,970,000	56,659
Bike24 Holding AG1,2,6	3,179,229	56,067
Tongcheng Travel Holdings, Ltd.[1]	30,072,200	55,690
Cavco Industries, Inc.[1]	170,870	54,277
Polaris, Inc.	485,000	53,306
SMALLCAP World Fund — Page 8 of 29

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
D.R. Horton, Inc.	490,000	$53,140
ASOS PLC[1]	1,607,415	52,021
OneSpaWorld Holdings, Ltd.[1,2]	5,122,255	51,325
Macy’s, Inc.	1,900,000	49,742
Darden Restaurants, Inc.	303,300	45,689
ThredUp Inc., Class A1,6	3,563,000	45,464
POYA International Co., Ltd.	2,879,392	44,075
Westwing Group AG, non-registered shares[1,2,6]	1,672,317	42,153
Flutter Entertainment PLC[1]	259,095	41,002
Brunello Cucinelli SpA[1]	576,000	39,806
PowerSchool Holdings, Inc., Class A1	2,372,258	39,071
Victoria PLC[1]	2,388,000	38,787
OneWater Marine, Inc., Class A1	633,146	38,603
Beazer Homes USA, Inc.[1,2]	1,659,813	38,541
Countryside Properties PLC[1]	6,171,600	37,591
Caesars Entertainment, Inc.[1]	400,000	37,412
Chervon Holdings, Ltd.[1]	4,848,300	36,001
Compagnie Plastic Omnium SA	1,348,533	35,097
Gentherm, Inc.[1]	400,500	34,803
AcadeMedia AB2	5,658,097	34,752
Trainline PLC[1]	9,163,000	34,603
LGI Homes, Inc.[1]	216,880	33,504
Graham Holdings Co., Class B	50,000	31,491
International Game Technology PLC	1,082,000	31,281
Melco International Development, Ltd.[1]	25,076,000	30,583
Lojas Quero-Quero SA2	14,974,560	30,084
JOANN, Inc.[2,6]	2,729,250	28,330
Elior Group SA1	3,719,000	26,950
Gourmet Master Co., Ltd.	6,538,000	26,585
Installed Building Products, Inc.	189,361	26,458
Shoei Co., Ltd.	665,200	26,196
Purple Innovation, Inc., Class A1	1,950,000	25,877
MGM China Holdings, Ltd.[1]	41,858,248	25,391
Mazda Motor Corp.[1]	3,264,000	25,112
Jamna Auto Industries, Ltd.	17,988,741	24,962
SiteMinder, Ltd.[1]	5,022,979	24,704
Vail Resorts, Inc.	71,000	23,281
Americanas SA, ordinary nominative shares[1]	3,985,121	22,594
Alpen Co., Ltd.[6]	1,130,000	20,983
Del Taco Restaurants, Inc.	1,679,288	20,907
Central Automotive Products, Ltd.	787,200	20,346
Leifheit AG, non-registered shares[6]	472,000	19,775
Roland Corp.[6]	530,600	18,128
Allbirds, Inc., Class A1,6	1,200,000	18,096
Nordstrom, Inc.[1,6]	760,000	17,191
Desenio Group AB1,6	6,307,104	16,933
Zhongsheng Group Holdings, Ltd.	2,121,500	16,542
DPC Dash, Ltd.[1,3,4,7]	2,158,273	15,000
Westlife Development, Ltd.[1]	1,928,968	14,593
StockX, Inc.[1,3,4,7]	161,790	14,561
Chegg, Inc.[1]	447,500	13,738
Puuilo OYJ[1]	1,271,372	13,534
Aramark	356,556	13,139
Sweetgreen, Inc., Class A1,6	400,000	12,800
Relaxo Footwears, Ltd.	713,900	12,614
SMALLCAP World Fund — Page 9 of 29

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Goodyear Tire & Rubber Co. (USA)[1]	558,712	$11,912
Cazoo Group, Ltd., Class A1	1,882,109	11,349
Fox Factory Holding Corp.[1]	61,853	10,521
The Original BARK Co.[1,6]	2,350,000	9,917
Royal Caribbean Cruises, Ltd.[1]	78,017	6,000
Strategic Education, Inc.	74,969	4,336
Bloomberry Resorts Corp.[1]	33,894,100	4,188
China Zenix Auto International, Ltd. (ADR)[1]	2,152,000	2,044
Lojas Americanas SA, ordinary nominative shares	1,232,000	1,307
BNN Technology PLC[1,2,3,7]	19,007,000	—[8]
		13,462,284
Health care 15.46%
Insulet Corp.[1]	2,884,282	767,421
Molina Healthcare, Inc.[1]	2,407,600	765,809
Biohaven Pharmaceutical Holding Co., Ltd.[1]	3,190,163	439,636
PolyPeptide Group AG1,2	2,587,047	388,966
Agilon Health, Inc.[1,6]	13,114,300	354,086
DexCom, Inc.[1]	552,500	296,665
Vitrolife AB	4,669,000	289,352
Amplifon SpA	5,286,500	285,586
Centene Corp.[1]	3,437,674	283,264
NovoCure, Ltd.[1]	3,621,597	271,909
Genus PLC[2]	3,490,701	233,312
Pacific Biosciences of California, Inc.[1]	10,466,766	214,150
AddLife AB, Class B	4,730,659	199,672
Bachem Holding AG, Class B	242,844	190,821
Notre Dame Intermédica Participações SA	17,145,129	185,765
Max Healthcare Institute, Ltd.[1]	30,410,608	181,190
CanSino Biologics, Inc., Class H1,6	7,629,804	176,323
Legend Biotech Corp. (ADR)[1,6]	3,689,400	171,963
Penumbra, Inc.[1]	508,744	146,172
GVS SpA[2]	11,974,065	143,823
Pharmaron Beijing Co., Ltd., Class H	9,308,000	143,603
Integra LifeSciences Holdings Corp.[1]	2,128,347	142,578
CONMED Corp.	977,447	138,563
Amvis Holdings, Inc.[2]	2,931,500	134,814
Metropolis Healthcare, Ltd.[2]	2,891,114	133,826
Nevro Corp.[1]	1,612,464	130,722
ICON PLC[1]	411,406	127,412
Ultragenyx Pharmaceutical, Inc.[1]	1,460,393	122,804
BICO Group AB, Class B1,2,6	3,928,878	120,785
Laurus Labs, Ltd.	16,513,500	119,715
Arjo AB, Class B	9,732,644	119,340
Silk Road Medical, Inc.[1,2]	2,774,630	118,227
Tandem Diabetes Care, Inc.[1]	778,500	117,180
Medmix AG1,2	2,240,689	111,051
Globus Medical, Inc., Class A1	1,508,145	108,888
AbCellera Biologics, Inc.[1,6]	7,608,295	108,799
Shockwave Medical, Inc.[1]	585,000	104,323
Xenon Pharmaceuticals, Inc.[1,2]	3,330,700	104,051
Gland Pharma, Ltd.[1]	1,970,452	102,440
Surgical Science Sweden AB1,2	3,271,137	101,904
Shandong Pharmaceutical Glass Co., Ltd., Class A	14,613,776	100,660
Inari Medical, Inc.[1,6]	1,096,358	100,065
SMALLCAP World Fund — Page 10 of 29

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Health Catalyst, Inc.[1]	2,480,300	$98,269
Pulmonx Corp.[1,2,6]	2,754,500	88,337
Addus HomeCare Corp.[1,2]	938,900	87,796
iRhythm Technologies, Inc.[1]	740,000	87,091
Revance Therapeutics, Inc.[1,2]	5,257,630	85,804
Ocumension Therapeutics[1,2,6]	37,692,000	84,592
Carl Zeiss Meditec AG, non-registered shares	368,406	77,532
Haemonetics Corp.[1]	1,430,875	75,894
CompuGroup Medical SE & Co. KGaA	922,800	74,751
Antares Vision SpA[1,2,6]	5,278,008	71,507
Inhibrx, Inc.[1,6]	1,631,547	71,250
Exact Sciences Corp.[1]	890,000	69,269
Mani, Inc.	4,874,304	67,587
Amedisys, Inc.[1]	410,699	66,484
Hutchmed China, Ltd. (ADR)[1]	1,350,035	47,359
Hutchmed China, Ltd.[1,6]	2,554,000	18,572
Brii Biosciences, Ltd.[1,3,5]	12,989,542	51,518
Brii Biosciences, Ltd.[1]	3,225,000	13,607
Asahi Intecc Co., Ltd.	2,946,600	63,297
Cano Health, Inc.[1,6]	7,026,834	62,609
Alignment Healthcare, Inc.[1]	4,400,000	61,864
New Frontier Health Corp., Class A1,6	5,286,844	60,587
Vir Biotechnology, Inc.[1]	1,434,538	60,064
Natera, Inc.[1]	643,000	60,050
Novavax, Inc.[1]	411,000	58,802
Poly Medicure, Ltd.	4,511,022	58,133
Angelalign Technology, Inc.[1,6]	1,796,000	57,444
Zentalis Pharmaceuticals, Inc.[1]	683,000	57,413
New Horizon Health, Ltd.[1,6]	19,889,335	56,371
Fisher & Paykel Healthcare Corp., Ltd.	2,510,000	56,318
Twist Bioscience Corp.[1]	704,000	54,483
Zealand Pharma A/S1,2,6	2,449,778	54,418
Zai Lab, Ltd. (ADR)[1]	829,505	52,134
Fate Therapeutics, Inc.[1]	858,000	50,202
Revenio Group OYJ, non-registered shares	792,790	50,139
TG Therapeutics, Inc.[1]	2,450,200	46,554
Hikma Pharmaceuticals PLC	1,521,400	45,696
KRKA, dd, Novo mesto	335,262	45,040
Medlive Technology Co., Ltd.[1]	12,905,000	45,016
SKAN Group AG1	462,566	44,977
Oak Street Health, Inc.[1,6]	1,293,500	42,867
FIGS, Inc., Class A1,6	1,553,300	42,809
Nakanishi, Inc.	2,255,800	41,535
Guardant Health, Inc.[1]	409,500	40,958
NuVasive, Inc.[1,6]	766,000	40,200
Adaptive Biotechnologies Corp.[1]	1,407,980	39,508
CRISPR Therapeutics AG1	495,405	37,542
Syneos Health, Inc., Class A1	353,500	36,297
Certara, Inc.[1]	1,254,554	35,654
Virbac SA1	73,600	35,570
Jacobio Pharmaceuticals Group Co., Ltd.[1,6]	18,436,500	34,284
Definitive Healthcare Corp., Class A1,6	1,250,000	34,162
Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	1,949,981	34,075
Medacta Group SA1	216,959	33,811
Glaukos Corp.[1]	750,322	33,344
SMALLCAP World Fund — Page 11 of 29

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Cue Health, Inc.[1,6]	2,375,000	$31,849
Precision BioSciences, Inc.[1,2]	4,269,000	31,591
Seer, Inc., Class A1,6	1,370,000	31,250
Revolution Medicines, Inc.[1]	1,228,000	30,909
Sosei Group Corp.[1]	1,859,500	30,779
Rubius Therapeutics, Inc.[1]	3,167,396	30,660
Hypera SA, ordinary nominative shares	5,957,283	30,236
Adaptimmune Therapeutics PLC (ADR)[1,2,6]	8,002,700	30,010
Sysmex Corp.	220,300	29,781
Hikal, Ltd.	4,140,000	29,336
Editas Medicine, Inc.[1]	1,100,000	29,205
Cellectis SA (ADR)[1,2,6]	2,467,054	20,032
Cellectis SA, non-registered shares[1,2]	1,079,240	9,142
Incyte Corp.[1]	396,000	29,066
Encompass Health Corp.	443,400	28,936
Classys, Inc.	1,829,323	28,931
Dechra Pharmaceuticals PLC	398,000	28,686
Acerta Pharma BV1,3,4,7	195,556,815	28,414
CellaVision AB, non-registered shares	789,300	28,406
Ambu AS, Class B, non-registered shares[6]	1,070,500	28,352
Oncoclinicas do Brasil Servicos Medicos SA1	12,101,800	24,443
Genomma Lab Internacional, SAB de CV, Series B	23,292,475	24,435
Alnylam Pharmaceuticals, Inc.[1]	137,700	23,351
Creo Medical Group PLC[1,2]	11,533,623	23,261
Nordhealth AS, Class A1,2	5,120,000	23,255
Chemed Corp.	42,000	22,220
Hangzhou Tigermed Consulting Co., Ltd., Class A	1,090,535	21,868
Olink Holding AB (ADR)[1,6]	1,177,156	21,424
HBM Holdings, Ltd.[1]	20,876,000	20,749
Phreesia, Inc.[1]	480,950	20,036
Quantum-SI, Inc., Class A1	2,500,000	19,675
CM Hospitalar SA	5,671,671	19,214
Fleury SA, ordinary nominative shares	5,540,900	17,896
Applied Molecular Transport, Inc.[1,6]	1,205,300	16,850
OdontoPrev SA, ordinary nominative shares	6,925,700	15,667
Autolus Therapeutics PLC (ADR)[1,6]	2,955,806	15,341
Genetron Holdings, Ltd. (ADR)[1,6]	2,423,471	14,783
Allogene Therapeutics, Inc.[1]	975,598	14,556
Global Blood Therapeutics, Inc.[1]	467,520	13,684
Gracell Biotechnologies, Inc., Class A (ADR)[1,6]	2,082,916	12,581
Scholar Rock Holding Corp.[1,6]	475,000	11,799
Diagnósticos da América SA	1,728,463	10,470
Karuna Therapeutics, Inc.[1]	78,600	10,297
Adagene, Inc. (ADR)[1]	1,137,532	9,112
ChemoMetec A/S1	70,910	9,043
Kronos Bio, Inc.[1,6]	600,000	8,154
IO Biotech, Inc.[1]	1,235,000	8,114
PetIQ, Inc., Class A1,6	351,000	7,971
KRY International AB, Series A1,3,4,7	19,744	7,913
Pacific Edge, Ltd.[1]	8,703,703	7,884
Galapagos NV1	139,195	7,800
Sana Biotechnology, Inc.[1]	426,000	6,594
Cronos Group, Inc.[1]	1,585,000	6,240
BONESUPPORT HOLDING AB1	1,200,000	5,843
Bausch Health Companies, Inc.[1]	200,000	5,522
SMALLCAP World Fund — Page 12 of 29

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Acutus Medical, Inc.[1,2,6]	1,600,000	$5,456
Cortexyme, Inc.[1,6]	417,382	5,267
Implantica AG, Class A (SDR)[1]	700,000	5,035
Intervacc AB1	850,000	5,004
Privia Health Group, Inc.[1]	189,470	4,902
Schrodinger, Inc.[1]	137,750	4,798
IN8bio, Inc.[1,6]	800,000	3,512
Nanoform Finland PLC[1]	204,458	1,532
Menicon Co., Ltd.	28,100	831
		12,709,034
Financials 9.26%
Trupanion, Inc.[1,2]	3,213,692	424,304
Ares Management Corp., Class A	5,174,776	420,554
SVB Financial Group[1]	606,500	411,353
Bridgepoint Group PLC[1]	40,745,610	271,896
East West Bancorp, Inc.	3,044,577	239,547
First Republic Bank	1,141,825	235,798
Janus Henderson Group PLC	5,503,741	230,827
Aavas Financiers, Ltd.[1,2]	6,311,980	222,134
Marqeta, Inc., Class B1	11,068,797	190,051
Focus Financial Partners, Inc., Class A1	3,125,383	186,648
Essent Group, Ltd.	3,943,800	179,561
RenaissanceRe Holdings, Ltd.	1,058,600	179,253
Live Oak Bancshares, Inc.	2,035,893	177,713
Goosehead Insurance, Inc., Class A	1,326,472	172,547
SouthState Corp.	2,099,211	168,168
AU Small Finance Bank, Ltd.[1]	11,857,100	165,330
Independent Bank Group, Inc.[2]	2,213,646	159,715
Eurobank Ergasias Services and Holdings SA1	146,321,182	148,495
Seacoast Banking Corporation of Florida[2]	4,106,901	145,343
Enstar Group, Ltd.[1]	549,500	136,051
Capitec Bank Holdings, Ltd.	983,153	125,851
Cholamandalam Investment and Finance Co., Ltd.	17,582,421	123,089
Western Alliance Bancorporation	1,100,128	118,429
TCS Group Holding PLC (GDR)	1,334,228	112,502
TCS Group Holding PLC (GDR)[5]	31,700	2,673
Stifel Financial Corp.	1,477,350	104,035
Radian Group, Inc.	4,910,751	103,764
AJ Bell PLC	18,325,000	94,106
Patria Investments, Ltd., Class A2	5,703,834	92,402
Banca Generali SpA[6]	1,901,174	83,874
IIFL Wealth Management, Ltd.	4,379,654	83,642
StepStone Group, Inc., Class A	1,853,600	77,054
IIFL Finance, Ltd.[1,2]	19,671,937	73,939
TMX Group, Ltd.	699,000	70,870
Silvergate Capital Corp., Class A1	463,210	68,648
Canara Bank[1]	24,608,776	66,193
Valley National Bancorp	4,567,000	62,796
Indian Energy Exchange, Ltd.	18,000,000	61,214
SiriusPoint, Ltd.[1]	7,500,000	60,975
Euronext NV	585,333	60,809
The Bank of N.T. Butterfield & Son, Ltd.	1,550,000	59,070
PacWest Bancorp	1,220,000	55,107
Multi Commodity Exchange of India, Ltd.	2,540,000	54,083
SMALLCAP World Fund — Page 13 of 29

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
National Bank of Greece SA1	16,149,600	$53,909
Antin Infrastructure Partners SA1	1,309,884	51,450
VZ Holding AG	465,000	49,909
Upstart Holdings, Inc.[1]	312,635	47,302
Webster Financial Corp.	843,652	47,110
NMI Holdings, Inc.[1]	2,147,927	46,932
Kinsale Capital Group, Inc.	193,113	45,940
Hamilton Lane Inc., Class A	442,970	45,901
Moelis & Co., Class A	719,000	44,945
Bolsa Mexicana de Valores, SAB de CV, Series A	23,540,000	44,745
MGIC Investment Corp.	3,101,550	44,724
Pine Labs Pte., Ltd.[1,3,4,7]	76,998	44,571
Nova Ljubljanska Banka dd (GDR)	2,360,226	40,441
Korea Investment Holdings Co., Ltd.	590,280	40,072
Victory Capital Holdings, Inc., Class A	1,016,000	37,114
PT Bank Raya Indonesia Tbk[1]	290,419,767	36,882
EFG International AG	4,814,800	36,724
AssetMark Financial Holdings, Inc.[1]	1,350,000	35,383
City Union Bank, Ltd.	19,531,129	35,378
ICICI Securities, Ltd.	3,293,062	35,074
Umpqua Holdings Corp.	1,785,500	34,353
Redwood Trust, Inc. REIT	2,562,000	33,793
Artisan Partners Asset Management, Inc., Class A	705,000	33,586
Alpha Services and Holdings SA1	24,447,000	29,976
Hilltop Holdings, Inc.	850,000	29,869
Qualitas Controladora, SAB de CV1	5,618,000	28,505
Uzabase, Inc.[1,2]	2,145,100	27,413
BOK Financial Corp.	250,368	26,411
Linc AB1,6	2,358,208	25,982
eGuarantee, Inc.	1,268,348	25,515
Hiscox, Ltd.	2,060,606	24,009
Aptus Value Housing Finance India, Ltd.[1]	5,246,052	23,988
The Tel Aviv Stock Exchange, Ltd.	4,312,024	23,287
Funding Circle Holdings PLC[1]	14,713,073	22,305
Open Lending Corp.[1]	783,641	17,616
Hellenic Exchanges-Athens Stock Exchange SA2	3,500,000	14,783
SBI Holdings, Inc.	505,000	13,763
AUB Group, Ltd.[1]	644,026	12,070
HDFC Asset Management Co., Ltd.	319,780	10,523
Discovery, Ltd.[1]	899,883	8,108
		7,610,774
Consumer staples 3.50%
Emmi AG2	318,222	375,776
Simply Good Foods Co., Class A1,2	7,024,500	292,008
Ocado Group PLC[1]	10,398,813	236,184
Grocery Outlet Holding Corp.[1,2]	7,673,486	217,006
Fever-Tree Drinks PLC	4,642,000	169,960
Raia Drogasil SA, ordinary nominative shares	28,750,000	125,426
Freshpet, Inc.[1]	1,300,096	123,860
Shop Apotheke Europe NV, non-registered shares[1,6]	870,557	112,295
Monde Nissin Corp.[1]	350,959,960	111,498
Milbon Co., Ltd.[2]	2,238,800	110,938
BJ’s Wholesale Club Holdings, Inc.[1]	1,455,608	97,482
AAK AB	3,713,609	80,263
SMALLCAP World Fund — Page 14 of 29

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Kotobuki Spirits Co., Ltd.	1,310,400	$62,769
Sovos Brands, Inc.[1]	3,975,000	59,824
Hilton Food Group PLC	3,672,267	56,665
Dole PLC[6]	4,209,699	56,073
Nu Skin Enterprises, Inc., Class A	1,100,000	55,825
United Spirits, Ltd.[1]	4,506,665	54,457
Vector Group, Ltd.	3,971,496	45,593
Performance Food Group Co.[1]	928,000	42,586
COSMOS Pharmaceutical Corp.	287,909	42,374
Jonjee Hi-Tech Industrial and Commercial Holding Co., Ltd., Class A	6,624,986	39,469
Varun Beverages, Ltd.	2,973,313	35,531
Bakkafrost P/F	517,500	34,294
BidCorp, Ltd.	1,640,857	33,613
Zur Rose Group AG1,6	127,980	33,076
Fresh Del Monte Produce, Inc.	1,028,000	28,373
Avenue Supermarts, Ltd.[1]	417,313	26,225
Sok Marketler Ticaret AS, non-registered shares	27,025,951	25,966
Hostess Brands, Inc., Class A1	1,010,000	20,624
PZ Cussons PLC	6,017,310	16,737
Century Pacific Food, Inc.	25,901,000	14,857
Nomad Foods, Ltd.[1]	500,000	12,695
Scandinavian Tobacco Group A/S	447,913	9,415
Icelandic Salmon AS1,6	515,000	8,655
Beyond Meat, Inc.[1,6]	73,395	4,782
		2,873,174
Materials 2.60%
Navin Fluorine International, Ltd.[2]	3,568,598	201,075
APL Apollo Tubes, Ltd.[2]	14,793,090	198,964
Perimeter Solutions SA1,2	13,239,051	183,890
CCL Industries, Inc., Class B, nonvoting shares	2,262,200	121,305
LANXESS AG	1,732,555	107,502
JCU Corp.[2]	2,174,900	103,423
Nanofilm Technologies International, Ltd.[2]	34,620,100	98,137
PI Industries, Ltd.	2,223,929	90,775
Summit Materials, Inc., Class A1	2,011,320	80,734
Alcoa Corp.	1,260,000	75,071
H.B. Fuller Co.	866,200	70,162
Lundin Mining Corp.	8,514,400	66,502
MMG, Ltd.[1]	190,768,000	61,163
Re:NewCell AB1,2,6	2,462,272	59,839
Diversey Holdings, Ltd.[1]	4,199,000	55,889
ACC, Ltd.	1,750,000	52,163
Vidrala, SA, non-registered shares	502,250	49,519
SSR Mining, Inc.[6]	2,445,000	43,277
Yamana Gold, Inc.[6]	8,881,000	37,478
Allegheny Technologies, Inc.[1]	2,303,602	36,696
Croda International PLC	267,795	36,682
Aluflexpack AG1,2,6	1,309,666	34,495
Asia Cuanon Technology (Shanghai) Co., Ltd., Class A1	7,623,132	30,776
Arkema SA	197,500	27,848
Berger Paints India, Ltd.	2,500,993	25,965
Deepak Fertilisers & Petrochemicals Corp., Ltd.[1]	4,539,000	22,745
Vinati Organics, Ltd.	841,000	22,492
Indigo Paints, Ltd.[1]	775,100	22,217
SMALLCAP World Fund — Page 15 of 29

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Sandstorm Gold, Ltd.[1,6]	3,577,197	$22,179
Venator Materials PLC[1,2]	8,519,540	21,640
Danimer Scientific, Inc., Class A1,6	2,074,887	17,678
Origin Materials, Inc., Class A1	2,500,000	16,125
Fuso Chemical Co., Ltd.	253,100	10,682
Gerdau SA (ADR)	2,011,500	9,897
Shandong Sinocera Functional Material Co., Ltd., Class A	949,821	6,344
Gulf Oil Lubricants India, Ltd.	896,789	5,443
Carbios SA1,6	112,993	4,809
Humble Group AB1	435,201	1,349
		2,132,930
Communication services 2.35%
Iridium Communications, Inc.[1]	4,308,395	177,894
Iridium Communications, Inc.[1,5]	636,132	26,266
JCDecaux SA1	7,746,383	194,024
New York Times Co., Class A	3,477,638	167,970
Bandwidth, Inc., Class A1	2,008,603	144,137
Nordic Entertainment Group AB, Class B1	2,663,433	138,297
Yandex NV, Class A1	1,530,000	92,565
DIP Corp.	2,401,400	81,731
JOYY, Inc., Class A (ADR)	1,782,000	80,956
Lions Gate Entertainment Corp., Class B1	5,036,319	77,509
Nextdoor Holdings, Inc., Class A1,6	5,000,000	39,450
Nextdoor Holdings, Inc., Class B1,3,5	4,697,393	32,615
YouGov PLC	3,323,794	71,983
Ubisoft Entertainment SA1	949,701	46,569
Pearson PLC[1]	5,530,000	45,899
Cable One, Inc.	25,321	44,652
Ascential PLC[1]	7,219,000	39,320
4imprint Group PLC	918,235	35,049
CTS Eventim AG & Co. KGaA[1]	471,400	34,541
Zee Entertainment Enterprises, Ltd.	7,932,200	34,232
Tata Communications, Ltd.	1,725,254	33,988
Direct Marketing MIX, Inc.[2]	2,339,600	33,865
Trustpilot AS1	7,434,434	32,946
Devolver Digital, Inc.[1]	11,379,360	31,421
VTEX, Class A1,6	2,881,800	30,893
Paradox Interactive AB6	1,473,435	29,106
Pebble Group PLC[1,2]	13,396,071	22,665
Huuuge, Inc.[1,6]	2,977,596	18,549
PLAYSTUDIOS, Inc., Class A1	4,500,000	17,775
MTN Group, Ltd.[1]	1,458,066	15,620
Frontier Communications Parent, Inc.[1]	439,057	12,948
Bengo4.com, Inc.[1,6]	241,100	12,764
Bambuser AB1,6	6,920,149	12,437
Boat Rocker Media, Inc.[1]	2,103,504	11,474
Hemnet Group AB1	497,757	9,216
		1,931,326
Real estate 1.65%
DigitalBridge Group, Inc. REIT, Class A1,2	28,570,127	237,989
Altus Group, Ltd.[2]	3,568,988	200,238
CIFI Ever Sunshine Services Group, Ltd.	83,935,000	130,032
Embassy Office Parks REIT	22,010,000	100,561
SMALLCAP World Fund — Page 16 of 29

unaudited
Common stocks (continued) Real estate (continued)	Shares	Value (000)
K-Fast Holding AB, Class B1,2	9,796,068	$94,316
SRE Holdings Corp.[1,2]	1,216,428	76,774
Concentradora Fibra Danhos REIT, SA de CV	57,954,482	65,383
Samhallsbyggnadsbolaget i Norden AB, Class B	7,264,000	53,394
JHSF Participações SA2	46,022,472	46,105
MGM Growth Properties LLC REIT, Class A	1,000,000	40,850
Mindspace Business Parks REIT	9,000,000	39,627
FirstService Corp.	200,000	39,306
Macrotech Developers, Ltd.[1]	2,331,038	38,682
Zillow Group, Inc., Class C, nonvoting shares[1,6]	525,000	33,521
Genova Property Group AB1,2	2,126,731	32,667
Douglas Emmett, Inc. REIT	910,000	30,485
Vacasa, Inc., Class A1,3,5	3,421,053	26,755
Vacasa, Inc., Class A1	249,503	2,076
Real Matters, Inc.[1,2]	4,373,367	28,696
Douglas Elliman, Inc.[1]	1,985,748	22,836
Shimao Services Holdings, Ltd.	16,829,000	11,698
Americold Realty Trust REIT	217,800	7,142
		1,359,133
Energy 1.24%
Coterra Energy, Inc.	7,912,776	150,343
Northern Oil and Gas, Inc.[2]	6,054,000	124,591
Pioneer Natural Resources Company	629,255	114,449
New Fortress Energy, Inc., Class A6	4,463,000	107,737
Chesapeake Energy Corp.[6]	1,633,404	105,387
APA Corp.	2,478,500	66,647
Denbury, Inc.[1]	855,000	65,484
Worley, Ltd.	5,701,172	44,092
Cactus, Inc., Class A6	1,149,091	43,815
Renewable Energy Group, Inc.[1]	900,000	38,196
Viper Energy Partners LP	1,455,000	31,006
Savannah Energy PLC[1,2]	96,128,672	29,276
Equitrans Midstream Corp.	2,736,742	28,298
Magnolia Oil & Gas Corp., Class A	1,323,743	24,979
Venture Global LNG, Inc., Series C1,3,4,5,7	4,240	21,605
Helmerich & Payne, Inc.	690,600	16,367
Diamondback Energy, Inc.	50,000	5,393
		1,017,665
Utilities 0.38%
AC Energy Corp.[1]	567,933,920	122,514
Heliogen, Inc.[1,3,5]	5,800,000	81,014
ENN Energy Holdings, Ltd.	3,166,000	59,605
Black Hills Corp.	456,000	32,180
Neoenergia SA	5,959,000	17,331
Mytrah Energy, Ltd.[1,2,3,7]	10,418,000	141
		312,785
Total common stocks (cost: $44,978,457,000)		76,283,189
SMALLCAP World Fund — Page 17 of 29

unaudited
Preferred securities 1.36% Health care 0.40%	Shares	Value (000)
Sartorius AG, nonvoting non-registered preferred shares	306,600	$207,763
Laronde, Inc., Series B, 6.00% preferred shares[1,3,4,7]	1,785,714	50,000
KRY International AB, Series E, preferred shares[1,3,4,7]	114,059	45,713
Bluestar Genomics, Inc., Series C, noncumulative preferred shares, 5.00% 2022[1,2,3,4,7]	1,531,102	15,101
Artiva Biotherapeutics, Inc., Series B, preferred shares[1,3,4,7]	636,364	7,000
PACT Pharma, Inc., Series C, 8.00% noncumulative preferred shares[1,3,4,7]	4,397,107	6,156
		331,733
Industrials 0.38%
Azul SA, preferred nominative shares (ADR)[1,6]	6,884,081	90,870
Azul SA, preferred nominative shares[1]	771,000	3,372
Einride AB, Series B, preferred shares[1,2,3,4,7]	1,334,588	63,816
Einride AB, Series A, preferred shares[1,2,3,4,7]	11,990	573
Relativity Space, Inc., Series D, preferred shares[1,2,3,4,7]	2,143,751	48,953
Relativity Space, Inc., Series E, preferred shares[1,2,3,4,7]	464,197	10,600
ABL Space Systems Co., Series B, preferred shares[1,3,4,7]	777,162	52,844
WorkRise Technologies, Inc., Series E, preferred shares[1,3,4,7]	95,423	40,194
		311,222
Information technology 0.29%
Patreon, Inc., Series E, preferred shares[1,3,4,7]	698,208	39,100
Patreon, Inc., Series Seed, preferred shares[1,3,4,7]	163,096	9,133
Outreach Corp., Series G, preferred shares[1,3,4,7]	1,554,053	47,228
Skyryse, Inc., Series B, preferred shares[1,2,3,4,7]	1,649,110	40,700
PsiQuantum Corp., Series D, preferred shares[1,3,4,7]	1,334,542	35,000
Credo Technology Group Holding, Ltd., Series D, 8.00% noncumulative preferred shares[1,3,4,7]	4,005,527	23,253
Credo Technology Group Holding, Ltd., Series D+, 8.00% noncumulative preferred shares[1,3,4,7]	744,555	4,322
Yotpo, Ltd., Series F, preferred shares[1,3,4,5,7]	8,332,809	18,329
Yotpo, Ltd., Series B, preferred shares[1,3,4,5,7]	1,111,347	2,444
Yotpo, Ltd., Series C, preferred shares[1,3,4,5,7]	1,057,985	2,327
Yotpo, Ltd., Series A-1, preferred shares[1,3,4,5,7]	709,592	1,561
Yotpo, Ltd., Series A, preferred shares[1,3,4,5,7]	345,899	761
Yotpo, Ltd., Series C-1, preferred shares[1,3,4,5,7]	293,302	645
Yotpo, Ltd., Series D, preferred shares[1,3,4,5,7]	163,552	360
Yotpo, Ltd., Series B-1, preferred shares[1,3,4,5,7]	130,625	287
Kandou Holding SA1,3,4,7	2,142,857	15,000
		240,450
Consumer discretionary 0.12%
Cava Group, Inc., Series F, preferred shares[1,3,4,5,7]	664,364	27,750
Grove Collaborative, Inc., Series E, preferred shares[1,3,4,7]	2,611,018	27,311
StockX, Inc., Series E-1, preferred shares[1,3,4,7]	222,222	20,000
StockX, Inc., Series AA, preferred shares[1,3,4,7]	57,338	5,160
StockX, Inc., Series B, preferred shares[1,3,4,7]	3,094	279
Lojas Americanas SA, preferred nominative	17,148,760	18,134
		98,634
Financials 0.11%
PPRO Holding GMBS, Series B, 8.00% preferred shares[1,2,3,4,7]	13,618	53,381
Pine Labs Pte., Ltd., Series J, cumulative preferred shares[1,3,4,7]	57,100	33,053
		86,434
SMALLCAP World Fund — Page 18 of 29

unaudited
Preferred securities (continued) Real estate 0.06%	Shares	Value (000)
QuintoAndar, Ltd., Series E-1, preferred shares[1,3,4,7]	244,733	$50,000
Total preferred securities (cost: $803,751,000)		1,118,473
Rights & warrants 0.14% Information technology 0.11%
OPT Machine Vision Tech Co., Ltd., Class A, warrants, expire 2023[3,5]	2,119,100	93,820
Foursquare Labs, Inc., warrants, expire 2033[1,3,4,7]	1,163,990	863
		94,683
Consumer staples 0.03%
Qingdao Richen Food Co., Ltd., Class A, warrants, expire 2022[3,5]	2,415,300	21,601
Industrials 0.00%
Momentus, Inc., warrants, expire 2026[1]	2,225,000	1,091
Total rights & warrants (cost: $136,692,000)		117,375
Convertible stocks 0.02% Information technology 0.02%
RealSelf, Inc., Series C, convertible preferred shares[2,3,4,7]	3,468,862	21,160
Total convertible stocks (cost: $19,000,000)		21,160
Short-term securities 6.60% Money market investments 5.82%
Capital Group Central Cash Fund 0.09%[2,9]	47,860,384	4,786,517
Money market investments purchased with collateral from securities on loan 0.78%
Capital Group Central Cash Fund 0.09%[2,9,10]	1,826,471	182,666
BlackRock Liquidity Funds – FedFund, Institutional Shares 0.03%[9,10]	100,200,000	100,200
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[9,10]	90,800,000	90,800
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[9,10]	84,064,218	84,064
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 0.03%[9,10]	46,900,000	46,900
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[9,10]	46,900,000	46,900
Fidelity Investments Money Market Government Portfolio, Class I 0.01%[9,10]	43,800,000	43,800
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.03%[9,10]	43,800,000	43,800
		639,130
Total short-term securities (cost: $5,425,160,000)		5,425,647
Total investment securities 100.93% (cost: $51,363,060,000)		82,965,844
Other assets less liabilities (0.93)%		(767,012)
Net assets 100.00%		$82,198,832
SMALLCAP World Fund — Page 19 of 29

unaudited
Investments in affiliates2

	Value of affiliates at 10/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 12/31/2021 (000)	Dividend income (000)
Common stocks 23.95%
Information technology 5.59%
eMemory Technology, Inc.	$425,376	$19,662	$21,756	$16,739	$41,034	$481,055	$—
ALTEN SA, non-registered shares	218,256	104,455	—	—	58,921	381,632	—
Kulicke and Soffa Industries, Inc.	277,553	12,063	—	—	12,002	301,618	847
Keywords Studios PLC	237,154	—	—	—	3,364	240,518	57
Tanla Platforms, Ltd.	112,334	—	—	—	120,509	232,843	—
SHIFT, Inc.[1]	281,192	—	45,338	25,921	(29,232)	232,543	—
Money Forward, Inc.[1]	235,170	2,293	—	—	(36,228)	201,235	—
Net One Systems Co., Ltd.	226,584	—	—	—	(41,173)	185,411	—
Dexerials Corp.	63,639	58,862	—	—	58,794	181,295	25
Network International Holdings PLC[1]	215,255	—	—	—	(41,233)	174,022	—
AvidXchange Holdings, Inc.[1,3,5,6]	—	105,844	—	—	15,141	120,985	—
AvidXchange Holdings, Inc.[1,6]	—	83,595	—	—	(30,988)	52,607	—
Global Unichip Corp.	122,936	14,057	—	—	24,529	161,522	—
Megaport, Ltd.[1,6]	132,815	—	—	—	16,262	149,077	—
Dye & Durham, Ltd.	121,192	—	—	—	11,190	132,382	111
Extreme Networks, Inc.[1,6]	52,435	37,005	—	—	38,636	128,076	—
Bytes Technology Group PLC	80,157	22,700	—	—	11,078	113,935	346
PAR Technology Corp.[1,6]	125,429	6,227	—	—	(18,725)	112,931	—
Crayon Group Holding ASA[1]	75,090	20,990	—	—	6,900	102,980	—
Avaya Holdings Corp.[1]	53,532	39,933	—	—	381	93,846	—
Computer Age Management Services, Ltd.	128,344	—	24,196	7,437	(19,475)	92,110	328
91APP, Inc.[1]	1,012	92,874	—	—	(3,628)	90,258	—
Ideagen PLC	86,794	—	—	—	(11,664)	75,130	69
Softline Holding PLC (GDR)[1,5]	—	79,875	—	—	(6,497)	73,378	—
Softline Holding PLC (GDR)[1]	—	75	—	—	(6)	69	—
Appier Group, Inc.[1,6]	81,454	—	4,980	(2,579)	(5,291)	68,604	—
Zuken, Inc.	59,358	8,218	—	—	(7,706)	59,870	—
Boku, Inc.[1,5]	53,644	—	—	—	(8,084)	45,560	—
LPKF Laser & Electronics AG, non-registered shares[6]	44,674	—	—	—	(1,082)	43,592	—
Unifiedpost Group SA1	50,611	—	841	(498)	(8,050)	41,222	—
Cherry AG1	52,280	—	—	—	(12,327)	39,953	—
Hennge KK1,6	56,060	—	—	—	(20,376)	35,684	—
SmartCraft ASA, Class A1	34,172	—	—	—	(3,248)	30,924	—
eCloudvalley Digital Technology Co., Ltd.	30,937	6,339	—	—	(8,565)	28,711	—
Dock, Ltd.[1,3,4,7]	27,080	—	—	—	—	27,080	—
WeCommerce Holdings Ltd., Class A1,6	—	19,851	—	—	1,907	21,758	—
Smaregi, Inc.[1,6]	34,016	—	—	—	(12,959)	21,057	—
MotorK, Ltd.[1,6]	—	17,278	—	—	1,052	18,330	—
Bottomline Technologies (DE), Inc.[1,11]	140,399	—	77,573	9,393	51,580	—	—
EcoOnline Holding AS1,6,11	29,071	—	5,175	(1,844)	(4,332)	—	—
GB Group PLC[11]	125,523	—	28,463	399	(18,167)	—	—
Nagarro SE1,11	144,449	—	35,293	15,776	24,201	—	—
Netcompany Group AS, non-registered shares[11]	311,683	—	44,653	28,861	(47,430)	—	—
						4,593,803
SMALLCAP World Fund — Page 20 of 29

unaudited
Investments in affiliates2  (continued)

	Value of affiliates at 10/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 12/31/2021 (000)	Dividend income (000)
Industrials 6.09%
IMCD NV	$668,138	$—	$66,805	$36,143	$75,422	$712,898	$—
Saia, Inc.[1]	349,105	—	—	—	145,197	494,302	—
BayCurrent Consulting, Inc.	624,379	4,801	13,640	10,289	(150,732)	475,097	—
Diploma PLC	374,585	—	—	—	80,378	454,963	—
Wizz Air Holdings PLC[1]	259,859	110,012	—	—	(35,819)	334,052	—
Armstrong World Industries, Inc.	205,914	52,665	—	—	48,885	307,464	550
Visional, Inc.[1]	186,716	—	—	—	59,161	245,877	—
Comfort Systems USA, Inc.	137,040	20,594	—	—	56,708	214,342	282
Carel Industries SpA	186,704	—	—	—	22,402	209,106	—
Boyd Group Services, Inc.[6]	237,086	18,462	17,363	(1,441)	(35,321)	201,423	144
Arcosa, Inc.	176,368	1,717	—	—	8,944	187,029	177
Instalco AB	158,007	—	—	—	8,182	166,189	—
Johns Lyng Group, Ltd.[6]	79,441	13,116	—	—	44,245	136,802	—
Japan Elevator Service Holdings Co., Ltd.	163,396	—	—	—	(30,812)	132,584	—
Montrose Environmental Group, Inc.[1]	95,694	21,472	—	—	15,399	132,565	—
Alfen NV1,6	134,619	—	—	—	(5,958)	128,661	—
Marlowe PLC[1,6]	69,724	5,520	—	—	16,031	91,275	—
Sun Country Airlines Holdings, Inc.[1]	104,947	—	—	—	(19,681)	85,266	—
Interface, Inc.	71,524	—	—	—	3,777	75,301	47
Fasadgruppen Group AB	66,194	—	—	—	1,887	68,081	—
DO & CO AG, non-registered shares[1,6]	63,241	—	—	—	2,522	65,763	—
Pegasus Hava Tasimaciligi AS1	52,880	—	—	—	(13,984)	38,896	—
Barrett Business Services, Inc.	46,577	—	11,557	(137)	(4,359)	30,524	183
Einride AB1,3,4,7	13,640	—	—	—	5,061	18,701	—
Azelio AB1,6,11	20,939	—	—	—	(5,725)	—	—
Montana Aerospace AG1,11	98,830	—	—	—	4,157	—	—
						5,007,161
Consumer discretionary 4.74%
TopBuild Corp.[1]	411,907	—	—	—	142,994	554,901	—
YETI Holdings, Inc.[1]	518,842	—	—	—	(17,317)	501,525	—
Helen of Troy, Ltd.[1]	433,116	39,397	35,997	818	34,543	471,877	—
Tube Investments of India, Ltd.	288,934	—	—	—	75,130	364,064	—
Watches of Switzerland Group PLC[1]	153,430	9,154	—	—	80,505	243,089	—
Kindred Group PLC (SDR)	211,253	31,296	—	—	(45,533)	197,016	3,622
Auction Technology Group PLC[1]	148,698	23,679	—	—	23,998	196,375	—
Domino’s Pizza Group PLC	129,598	—	—	—	22,399	151,997	—
Everi Holdings, Inc.[1]	170,435	—	—	—	(19,947)	150,488	—
Bajaj Electricals, Ltd.[1]	126,568	—	—	—	(1,857)	124,711	—
BHG Group AB1	143,245	—	—	—	(38,618)	104,627	—
Porch Group, Inc.[1,6]	113,369	—	—	—	(13,402)	99,967	—
Cary Group AB1	79,878	—	—	—	13,334	93,212	—
Musti Group OYJ	86,680	7,154	—	—	(1,247)	92,587	—
Snow Peak, Inc.[6]	—	66,357	—	—	17,982	84,339	266
RVRC Holding AB	48,538	—	—	—	21,386	69,924	444
MADE.com Group PLC[1,6]	58,379	—	—	—	592	58,971	—
Cairn Homes PLC	57,942	—	—	—	(1,283)	56,659	—
Bike24 Holding AG1,6	90,361	—	4,262	243	(30,275)	56,067	—
OneSpaWorld Holdings, Ltd.[1]	53,370	—	2,421	(294)	670	51,325	—
SMALLCAP World Fund — Page 21 of 29

unaudited
Investments in affiliates2  (continued)

	Value of affiliates at 10/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 12/31/2021 (000)	Dividend income (000)
Westwing Group AG, non-registered shares[1,6]	$44,293	$14,507	$—	$—	$(16,647)	$42,153	$—
Beazer Homes USA, Inc.[1]	28,632	—	—	—	9,909	38,541	—
AcadeMedia AB	38,581	—	—	—	(3,829)	34,752	1,098
Lojas Quero-Quero SA	44,684	—	—	—	(14,600)	30,084	325
JOANN, Inc.[6]	30,404	—	—	—	(2,074)	28,330	273
BNN Technology PLC[1,3,7]	—[8]	—	—	—	—[8]	—[8]	—
Del Taco Restaurants, Inc.[11]	20,974	—	8,986	825	8,094	—	96
Gourmet Master Co., Ltd.[11]	49,381	—	13,063	(4,891)	(4,842)	—	—
Purple Innovation, Inc., Class A1,11	80,885	—	17,599	(37,460)	51	—	—
zooplus AG, non-registered shares[1,3,12]	263,323	—	257,235	213,610	(219,698)	—	—
						3,897,581
Health care 2.68%
PolyPeptide Group AG1	306,892	22,443	—	—	59,631	388,966	—
Genus PLC	154,518	100,529	—	—	(21,735)	233,312	957
GVS SpA	174,811	12,126	15,991	(1,053)	(26,070)	143,823	—
Amvis Holdings, Inc.	68,450	45,482	—	—	20,882	134,814	—
Metropolis Healthcare, Ltd.	126,134	—	24,765	15,661	16,796	133,826	—
BICO Group AB, Class B1,6	192,639	33,189	—	—	(105,043)	120,785	—
Silk Road Medical, Inc.[1]	152,688	—	—	—	(34,461)	118,227	—
Medmix AG1	34,196	72,517	—	—	4,338	111,051	—
Xenon Pharmaceuticals, Inc.[1]	30,854	39,541	—	—	33,656	104,051	—
Surgical Science Sweden AB1	89,512	—	—	—	12,392	101,904	—
Pulmonx Corp.[1,6]	99,107	—	—	—	(10,770)	88,337	—
Addus HomeCare Corp.[1]	74,877	—	—	—	12,919	87,796	—
Revance Therapeutics, Inc.[1]	125,722	10,243	—	—	(50,161)	85,804	—
Ocumension Therapeutics[1,6]	88,719	1,387	—	—	(5,514)	84,592	—
Antares Vision SpA[1,6]	67,179	—	—	—	4,328	71,507	—
Zealand Pharma A/S1,6	69,352	1,001	—	—	(15,935)	54,418	—
Precision BioSciences, Inc.[1]	49,264	—	—	—	(17,673)	31,591	—
Adaptimmune Therapeutics PLC (ADR)[1,6]	41,374	—	—	—	(11,364)	30,010	—
Cellectis SA (ADR)[1,6]	27,923	2,958	—	—	(10,849)	20,032	—
Cellectis SA, non-registered shares[1]	15,170	—	989	(2,333)	(2,706)	9,142	—
Creo Medical Group PLC[1]	26,954	—	—	—	(3,693)	23,261	—
Nordhealth AS, Class A1	25,989	—	—	—	(2,734)	23,255	—
Acutus Medical, Inc.[1,6]	14,144	—	—	—	(8,688)	5,456	—
Allakos, Inc.[1,12]	401,101	—	173,447	82,236	(309,890)	—	—
Cortexyme, Inc.[1,6,11]	205,553	12,188	26,759	(17,286)	(168,429)	—	—
Mani, Inc.[11]	102,420	—	7,565	(4,322)	(22,946)	—	—
						2,205,960
Financials 1.41%
Trupanion, Inc.[1]	241,636	8,695	786	627	174,132	424,304	—
Aavas Financiers, Ltd.[1]	213,203	952	—	—	7,979	222,134	—
Independent Bank Group, Inc.	157,257	—	—	—	2,458	159,715	797
Seacoast Banking Corporation of Florida	138,854	—	—	—	6,489	145,343	534
Patria Investments, Ltd., Class A	91,511	1,684	—	—	(793)	92,402	785
IIFL Finance, Ltd.[1]	23,507	54,198	—	—	(3,766)	73,939	—
Uzabase, Inc.[1]	46,409	—	—	—	(18,996)	27,413	—
Hellenic Exchanges-Athens Stock Exchange SA	13,967	—	—	—	816	14,783	—
						1,160,033
SMALLCAP World Fund — Page 22 of 29

unaudited
Investments in affiliates2  (continued)

	Value of affiliates at 10/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 12/31/2021 (000)	Dividend income (000)
Consumer staples 1.21%
Emmi AG	$328,323	$—	$—	$—	$47,453	$375,776	$—
Simply Good Foods Co., Class A1	229,393	14,289	—	—	48,326	292,008	—
Grocery Outlet Holding Corp.[1]	127,554	38,847	—	—	50,605	217,006	—
Milbon Co., Ltd.	112,067	20,343	—	—	(21,472)	110,938	644
						995,728
Materials 1.10%
Navin Fluorine International, Ltd.	180,182	1,919	6,979	2,419	23,534	201,075	238
APL Apollo Tubes, Ltd.	159,233	5,307	—	—	34,424	198,964	—
Perimeter Solutions SA1	—	134,835	—	—	49,055	183,890	—
JCU Corp.	86,616	—	—	—	16,807	103,423	—
Nanofilm Technologies International, Ltd.	105,677	5,265	4,996	(1,060)	(6,749)	98,137	—
Re:NewCell AB1,6	61,257	—	—	—	(1,418)	59,839	—
Aluflexpack AG1,6	45,884	—	—	—	(11,389)	34,495	—
Venator Materials PLC[1]	24,281	—	—	—	(2,641)	21,640	—
						901,463
Communication services 0.07%
Direct Marketing MIX, Inc.	50,358	—	5,423	1,187	(12,257)	33,865	102
Pebble Group PLC[1]	28,975	—	—	—	(6,310)	22,665	—
						56,530
Real estate 0.87%
DigitalBridge Group, Inc. REIT, Class A1	145,014	33,040	—	—	59,935	237,989	—
Altus Group, Ltd.	172,723	1,511	—	—	26,004	200,238	419
K-Fast Holding AB, Class B1	81,175	—	—	—	13,141	94,316	—
SRE Holdings Corp.[1]	82,123	3,768	—	—	(9,117)	76,774	—
JHSF Participações SA	50,030	—	—	—	(3,925)	46,105	1,531
Genova Property Group AB1	28,296	—	—	—	4,371	32,667	—
Real Matters, Inc.[1]	50,520	—	11,877	(16,822)	6,875	28,696	—
						716,785
Energy 0.19%
Northern Oil and Gas, Inc.	104,325	23,768	—	—	(3,502)	124,591	484
Savannah Energy PLC[1]	15,998	8,235	—	—	5,043	29,276	—
						153,867
Utilities 0.00%
Mytrah Energy, Ltd.[1,3,7]	140	—	—	—	1	141	—
Total common stocks						19,689,052
Preferred securities 0.28%
Health care 0.02%
Bluestar Genomics, Inc., Series C, noncumulative preferred shares, 5.00% 2022[1,3,4,7]	15,101	—	—	—	—	15,101	—
Industrials 0.15%
Einride AB, Series B, preferred shares[1,3,4,7]	46,547	—	—	—	17,269	63,816	—
Einride AB, Series A, preferred shares[1,3,4,7]	—	311	—	—	262	573	—
Relativity Space, Inc., Series D, preferred shares[1,3,4,7]	48,953	—	—	—	—	48,953	—
Relativity Space, Inc., Series E, preferred shares[1,3,4,7]	10,600	—	—	—	—	10,600	—
						123,942
SMALLCAP World Fund — Page 23 of 29

unaudited
Investments in affiliates2  (continued)

	Value of affiliates at 10/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 12/31/2021 (000)	Dividend income (000)
Information technology 0.05%
Skyryse, Inc., Series B, preferred shares[1,3,4,7]	$—	$40,700	$—	$—	$—	$40,700	$—
Avidxchange Holdings, Inc., Series F, preferred shares[1,3,12]	141,386	—	105,844	—	(35,542)	—	—
						40,700
Financials 0.06%
PPRO Holding GMBS, Series B, 8.00% preferred shares[1,3,4,7]	54,312	—	—	—	(931)	53,381	—
Total preferred securities						233,124
Convertible stocks 0.03%
Information technology 0.03%
RealSelf, Inc., Series C, convertible preferred shares[3,4,7]	19,495	—	—	—	1,665	21,160	—
Short-term securities 6.04%
Money market investments 5.82%
Capital Group Central Cash Fund 0.09%[9]	4,210,329	2,218,439	1,642,319	(75)	143	4,786,517	812
Money market investments purchased with collateral from securities on loan 0.22%
Capital Group Central Cash Fund 0.09%[9,10]	188,139		5,473[13]			182,666	—[14]
Total short-term securities						4,969,183
Total 30.30%				$376,489	$211,660	$24,912,519	$16,593
[1]	Security did not produce income during the last 12 months.
[2]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[3]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $1,867,171,000, which represented 2.27% of the net assets of the fund.
[4]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear on the following page.
[5]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $896,332,000, which represented 1.09% of the net assets of the fund.
[6]	All or a portion of this security was on loan. The total value of all such securities was $1,078,971,000, which represented 1.31% of the net assets of the fund.
[7]	Value determined using significant unobservable inputs.
[8]	Amount less than one thousand.
[9]	Rate represents the seven-day yield at 12/31/2021.
[10]	Security purchased with cash collateral from securities on loan.
[11]	Affiliated issuer during the reporting period but no longer an affiliate at 12/31/2021. Refer to the investment portfolio for the security value at 12/31/2021.
[12]	Affiliated issuer during the reporting period but no longer held at 12/31/2021.
[13]	Represents net activity.
[14]	Dividend income is included with securities lending income and is not shown in this table.
Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
VisEra Technologies Co., Ltd.	3/9/2021	$93,821	$185,805.23%
Einride AB, Series B, preferred shares	3/23/2021-5/6/2021	18,753	63,816.08
Einride AB	7/16/2021-8/17/2021	8,938	18,701.02
Einride AB, Series A, preferred shares	10/11/2021	311	573.00
Pine Labs Pte., Ltd.	5/12/2021	28,710	44,571.05
Pine Labs Pte., Ltd., Series J, cumulative preferred shares	5/12/2021	21,290	33,053.04
Relativity Space, Inc., Series D, preferred shares	11/20/2020	32,000	48,953.06
Relativity Space, Inc., Series E, preferred shares	5/27/2021	10,600	10,600.01
Patreon, Inc., Series E, preferred shares	9/1/2020	11,944	39,100.05
Patreon, Inc., Class B	10/26/2020-10/27/2020	3,255	10,637.01
SMALLCAP World Fund — Page 24 of 29

unaudited
Private placement securities (continued)	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Patreon, Inc., Series Seed, preferred shares	9/16/2020	$2,790	$9,133.01%
KRY International AB, Series E, preferred shares	5/13/2021	51,891	45,713.06
KRY International AB, Series A	5/13/2021	8,533	7,913.01
PPRO Holding GMBS, Series B, 8.00% preferred shares	1/28/2021	48,694	53,381.07
ABL Space Systems Co., Series B, preferred shares	3/24/2021	35,000	52,844.06
QuintoAndar, Ltd., Series E-1, preferred shares	12/20/2021	50,000	50,000.06
Laronde, Inc., Series B, 6.00% preferred shares	8/10/2021	50,000	50,000.06
Outreach Corp., Series G, preferred shares	5/27/2021	45,483	47,228.06
Skyryse, Inc., Series B, preferred shares	10/21/2021	40,700	40,700.05
WorkRise Technologies, Inc., Series E, preferred shares	3/8/2021	40,000	40,194.05
StockX, Inc., Series E-1, preferred shares	4/15/2021	20,000	20,000.02
StockX, Inc.	4/5/2021	14,682	14,561.02
StockX, Inc., Series AA, preferred shares	4/5/2021	5,203	5,160.01
StockX, Inc., Series B, preferred shares	4/5/2021	281	279.00
PsiQuantum Corp., Series D, preferred shares	5/28/2021	35,000	35,000.04
Yotpo, Ltd., Series F, preferred shares	2/25/2021	18,329	18,329.02
Yotpo, Ltd.	3/16/2021	5,475	5,763.01
Yotpo, Ltd., Series B, preferred shares	3/16/2021	2,322	2,444.00
Yotpo, Ltd., Series C, preferred shares	3/16/2021	2,211	2,327.00
Yotpo, Ltd., Series A-1, preferred shares	3/16/2021	1,483	1,561.00
Yotpo, Ltd., Series A, preferred shares	3/16/2021	723	761.00
Yotpo, Ltd., Series C-1, preferred shares	3/16/2021	613	645.00
Yotpo, Ltd., Series D, preferred shares	3/16/2021	342	360.00
Yotpo, Ltd., Series B-1, preferred shares	3/16/2021	273	287.00
Acerta Pharma BV	5/7/2014	11,250	28,414.03
Cava Group, Inc., Series F, preferred shares	3/26/2021	25,000	27,750.03
Credo Technology Group Holding, Ltd., Series D, 8.00% noncumulative preferred shares	3/20/2020	20,000	23,253.03
Credo Technology Group Holding, Ltd., Series D+, 8.00% noncumulative preferred shares	12/22/2020-5/6/2021	4,322	4,322.01
Grove Collaborative, Inc., Series E, preferred shares	11/3/2020	26,000	27,311.03
Dock, Ltd.	10/19/2020	26,000	27,080.03
Venture Global LNG, Inc., Series C	5/1/2015	12,720	21,605.03
RealSelf, Inc., Series C, convertible preferred shares	4/18/2018	19,000	21,160.03
Bluestar Genomics, Inc., Series C, noncumulative preferred shares, 5.00% 2022	4/26/2021	15,101	15,101.02
Kandou Holding SA	11/17/2021	15,000	15,000.02
DPC Dash, Ltd.	12/6/2021	15,000	15,000.02
Foursquare Labs, Inc., Series A	12/3/2013	20,000	6,561.01
Foursquare Labs, Inc., warrants, expire 2033	12/3/2013	—	863.00
Artiva Biotherapeutics, Inc., Series B, preferred shares	2/24/2021	7,000	7,000.01
PACT Pharma, Inc., Series C, 8.00% noncumulative preferred shares	2/7/2020	9,000	6,156.01
Total private placement securities		$ 935,043	$ 1,206,968	1.47%
SMALLCAP World Fund — Page 25 of 29

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
SMALLCAP World Fund — Page 26 of 29

unaudited
Processes and structure — The fund’s board of directors has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of directors. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of December 31, 2021 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$16,879,971	$538,544	$50,041	$17,468,556
Industrials	15,386,827	—	18,701	15,405,528
Consumer discretionary	13,432,723	—	29,561	13,462,284
Health care	12,621,189	51,518	36,327	12,709,034
Financials	7,566,203	—	44,571	7,610,774
Consumer staples	2,873,174	—	—	2,873,174
Materials	2,132,930	—	—	2,132,930
Communication services	1,898,711	32,615	—	1,931,326
Real estate	1,332,378	26,755	—	1,359,133
Energy	996,060	—	21,605	1,017,665
Utilities	231,630	81,014	141	312,785
Preferred securities	320,139	—	798,334	1,118,473
Rights & warrants	1,091	115,421	863	117,375
Convertible stocks	—	—	21,160	21,160
Short-term securities	5,425,647	—	—	5,425,647
Total	$81,098,673	$845,867	$1,021,304	$82,965,844
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the three months ended
December 31, 2021 (dollars in thousands):
	Beginning value at 10/1/2021	Transfers into Level 3*	Purchases	Sales	Net realized gain	Unrealized depreciation	Transfers out of Level 3*	Ending value at 12/31/2021
Investment securities	$1,243,406	$—	$121,011	$(156,127)	$—	$(24,102)	$(162,884)	$1,021,304
Net unrealized appreciation during the period on Level 3 investment securities held at December 31, 2021								$43,215
*	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
SMALLCAP World Fund — Page 27 of 29

unaudited
Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 12/31/2021	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
Common stocks	$200,947	Liquidation value	N/A	N/A	N/A	N/A
		Transaction price	N/A	N/A	N/A	N/A
			Discount for lack of certainty	5%	5%	Decrease
		Expected proceeds	Discount rate	10%	10%	Decrease
			Expected proceeds	N/A	N/A	N/A
		Market comparable companies	Price/Cash flow multiple	9.1x	9.1x	Increase
			Adjustment based on market comparables movement (decrease)	10%	10%	Decrease
			EV/Sales multiple	7.6x - 16.6x	14.2x	Increase
			Premium to EV/Sales multiple	20%	20%	Increase
			Discount to EV/Sales multiple	50%	50%	Decrease
			DLOM	18% - 27%	20%	Decrease
			$ per one billion Btu	$2.25	$2.25	Increase
			MMTPA	10 MMTPA	10 MMTPA	Increase
Preferred securities	798,334	Transaction price	N/A	N/A	N/A	N/A
			Adjustment based on market comparables movement (decrease)	50%	50%	Decrease
			Discount for lack of certainty	5%	5%	Decrease
		Market comparable companies	Price/Sales multiple	19.3x	19.3x	Increase
			Discount to Price/Sales multiple	53%	53%	Decrease
			EV/Sales multiple	2.4x - 37.5x	16.4x	Increase
			Adjustment based on market movement of comparables (decrease)	6% - 10%	8%	Decrease
			Premium to EV/Sales multiple	20%	20%	Increase
			Discount to EV/Sales multiple	54%	54%	Decrease
			Revenue growth rate	55%	55%	Increase
			DLOM	15% - 50%	37%	Decrease
Rights & warrants	863	Black-Scholes	Underlying common share price	N/A	N/A	N/A
			Implied volatility	30%	30%	Increase
Convertible stocks	21,160	Market comparable companies	EV/Sales multiple	15.9x	15.9x	Increase
			Discount to EV/Sales multiple	30%	30%	Decrease
			DLOM	16%	16%	Decrease
Total	$1,021,304
*	Weighted average is by relative fair value.
†	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

SMALLCAP World Fund — Page 28 of 29

unaudited
Key to abbreviations
ADR = American Depositary Receipts
Btu = British thermal unit
CAD = Canadian dollars
DLOM = Discount for lack of marketability
EV = Enterprise value
GDR = Global Depositary Receipts
MMTPA = Million metric tonnes per annum
SDR = Swedish Depositary Receipts
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
MFGEFP1-035-0222O-S85370	SMALLCAP World Fund — Page 29 of 29